Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Valuation Allowance [Abstract]
Beginning balance	¥ 155,255	¥ 166,669	¥ 177,247
Change of valuation allowance	14,306	11,852	15,017
Written-off for expiration of net operating losses	(15,012)	(23,266)	(22,995)
Decrease of valuation allowances related to the disposal of a subsidiary			(2,600)
Ending balance	¥ 154,549	¥ 155,255	¥ 166,669